Annual Fund Operating Expenses - FT Cboe Vest Nasdaq-100 Buffer ETF - March - FT Cboe Vest Nasdaq-100 Buffer ETF - March	Jan. 03, 2022
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.90%